UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	13,666,939	13,836,213	13,801,795
Weighted average exercise price (in dollars per share) | $	$ 20.58	$ 20.56	$ 20.54
2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	215,800	226,800
Weighted average exercise price (in dollars per share) | $	$ 13.07	$ 13.07
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	246,400	246,400
Weighted average exercise price (in dollars per share) | $	$ 17.44	$ 17.44
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	503,700	508,300
Weighted average exercise price (in dollars per share) | $	$ 18.07	$ 18.07
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	636,220	656,220
Weighted average exercise price (in dollars per share) | $	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	7,785,323	7,878,998
Weighted average exercise price (in dollars per share) | $	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,376,295	1,376,295
Weighted average exercise price (in dollars per share) | $	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,009,451	2,049,450
Weighted average exercise price (in dollars per share) | $	$ 19.51	$ 19.51
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	93,750
Weighted average exercise price (in dollars per share) | $	$ 22.92	$ 22.92
2028
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	800,000	800,000
Weighted average exercise price (in dollars per share) | $	$ 22.50	$ 22.50